Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue, net of royalties
Petroleum and natural gas sales		$ 1,868,195	$ 975,477
Royalties		(339,156)	(163,735)
Revenue, net of royalties		1,529,039	811,742
Expenses
Operating		343,002	331,345
Transportation		32,261	28,437
Blending and other		85,689	48,381
General and administrative		40,804	34,268
Exploration and evaluation		15,212	14,011
Depletion and depreciation		464,580	486,380
Impairment (reversal) loss	$ 2,588,488	(1,542,414)	2,360,220
Share-based compensation		6,389	7,216
Financing and interest		111,159	125,441
Financial derivatives loss (gain)		287,872	(29,336)
Foreign exchange (gain) loss		(2,868)	8,688
(Gain) loss on dispositions		(9,666)	(901)
Other income		(2,562)	(5,304)
Total expenses		(165,801)	3,411,099
Net income (loss) before income taxes		1,694,840	(2,599,357)
Income tax (recovery) expense
Current income tax expense		1,272	574
Deferred income tax expense (recovery)		79,968	(160,967)
Income tax expense (recovery)		81,240	(160,393)
Net income (loss)		1,613,600	(2,438,964)
Additions to exploration and evaluation assets		(3,298)	(4,490)
Additions to oil and gas properties		310,005	275,850
Property acquisitions		1,557	0
Proceeds from dispositions		7,804	182
Operating segments | Canada
Revenue, net of royalties
Petroleum and natural gas sales		1,128,137	571,741
Royalties		(121,306)	(46,064)
Revenue, net of royalties		1,006,831	525,677
Expenses
Operating		257,658	247,050
Transportation		32,261	28,437
Blending and other		85,689	48,381
General and administrative		0	0
Exploration and evaluation		15,212	14,011
Depletion and depreciation		303,135	309,420
Impairment (reversal) loss		(1,100,000)	1,737,000
Share-based compensation		0	0
Financing and interest		0	0
Financial derivatives loss (gain)		0	0
Foreign exchange (gain) loss		0	0
(Gain) loss on dispositions		(9,856)	(901)
Other income		(2,857)	(2,128)
Total expenses		(418,758)	2,381,270
Net income (loss) before income taxes		1,425,589	(1,855,593)
Income tax (recovery) expense
Current income tax expense		(548)	469
Deferred income tax expense (recovery)		86,928	(77,201)
Income tax expense (recovery)		86,380	(76,732)
Net income (loss)		1,339,209	(1,778,861)
Additions to exploration and evaluation assets		3,298	4,490
Additions to oil and gas properties		204,912	170,462
Property acquisitions		1,557	0
Proceeds from dispositions		(7,211)	(182)
Operating segments | U.S.
Revenue, net of royalties
Petroleum and natural gas sales		740,058	403,736
Royalties		(217,850)	(117,671)
Revenue, net of royalties		522,208	286,065
Expenses
Operating		85,344	84,295
Transportation		0	0
Blending and other		0	0
General and administrative		0	0
Exploration and evaluation		0	0
Depletion and depreciation		155,806	169,439
Impairment (reversal) loss		(442,414)	623,220
Share-based compensation		0	0
Financing and interest		0	0
Financial derivatives loss (gain)		0	0
Foreign exchange (gain) loss		0	0
(Gain) loss on dispositions		190	0
Other income		0	0
Total expenses		(201,074)	876,954
Net income (loss) before income taxes		723,282	(590,889)
Income tax (recovery) expense
Current income tax expense		1,820	105
Deferred income tax expense (recovery)		72,913	(57,199)
Income tax expense (recovery)		74,733	(57,094)
Net income (loss)		648,549	(533,795)
Additions to exploration and evaluation assets		0	0
Additions to oil and gas properties		105,093	105,388
Property acquisitions		0	0
Proceeds from dispositions		(593)	0
Operating segments | Corporate
Revenue, net of royalties
Petroleum and natural gas sales		0	0
Royalties		0	0
Revenue, net of royalties		0	0
Expenses
Operating		0	0
Transportation		0	0
Blending and other		0	0
General and administrative		40,804	34,268
Exploration and evaluation		0	0
Depletion and depreciation		5,639	7,521
Impairment (reversal) loss		0	0
Share-based compensation		11,130	9,469
Financing and interest		111,159	125,441
Financial derivatives loss (gain)		287,872	(29,336)
Foreign exchange (gain) loss		(2,868)	8,688
(Gain) loss on dispositions		0	0
Other income		295	(3,176)
Total expenses		454,031	152,875
Net income (loss) before income taxes		(454,031)	(152,875)
Income tax (recovery) expense
Current income tax expense		0	0
Deferred income tax expense (recovery)		(79,873)	(26,567)
Income tax expense (recovery)		(79,873)	(26,567)
Net income (loss)		(374,158)	(126,308)
Additions to exploration and evaluation assets		0	0
Additions to oil and gas properties		0	0
Property acquisitions		0	0
Proceeds from dispositions		0	0
Operating segments | Consolidated
Revenue, net of royalties
Petroleum and natural gas sales		1,868,195	975,477
Royalties		(339,156)	(163,735)
Revenue, net of royalties		1,529,039	811,742
Expenses
Operating		343,002	331,345
Transportation		32,261	28,437
Blending and other		85,689	48,381
General and administrative		40,804	34,268
Exploration and evaluation		15,212	14,011
Depletion and depreciation		464,580	486,380
Impairment (reversal) loss		(1,542,414)	2,360,220
Share-based compensation		11,130	9,469
Financing and interest		111,159	125,441
Financial derivatives loss (gain)		287,872	(29,336)
Foreign exchange (gain) loss		(2,868)	8,688
(Gain) loss on dispositions		(9,666)	(901)
Other income		(2,562)	(5,304)
Total expenses		(165,801)	3,411,099
Net income (loss) before income taxes		1,694,840	(2,599,357)
Income tax (recovery) expense
Current income tax expense		1,272	574
Deferred income tax expense (recovery)		79,968	(160,967)
Income tax expense (recovery)		81,240	(160,393)
Net income (loss)		1,613,600	(2,438,964)
Additions to exploration and evaluation assets		3,298	4,490
Additions to oil and gas properties		310,005	275,850
Property acquisitions		1,557	0
Proceeds from dispositions		$ (7,804)	$ (182)